SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 2,851,523	$ 2,765,146
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	582,182	1,133,092
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties		139,292
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 582,182	$ 1,272,384